Summary of Changes in Estimated Reserves of Oil and Natural Gas Wells (Detail)	12 Months Ended
	Dec. 31, 2015 MMcfe bbl Mcf	Dec. 31, 2014 MMcfe bbl Mcf	Dec. 31, 2013 MMcfe bbl Mcf
Reserve Quantities [Line Items]
Estimated Proved Reserves-Beginning of Period | MMcfe	1,336,808,300	849,784,600	618,050,000
Extensions, Discoveries and Additions | MMcfe	142,986,700	523,764,600	312,461,100
Revisions of Previous Estimates | MMcfe	(703,020,300)	(4,537,000)	(46,882,300)
Purchases | MMcfe	(24,854,900)
Purchases | MMcfe		24,148,300	6,000
Production | MMcfe	(71,474,800)	(56,352,200)	(33,850,200)
Estimated Proved Reserves-End of Period | MMcfe	680,445,000	1,336,808,300	849,784,600
Proved Developed Reserves Energy Equivalents | MMcfe	647,073,400	586,731,900	356,451,400
Proved Undeveloped Reserves Energy Equivalents | MMcfe	33,371,600	750,076,400	493,333,200
Crude Oil
Reserve Quantities [Line Items]
Estimated Proved Reserves-Beginning of Period	9,684,700	8,619,600	9,375,700
Extensions, Discoveries and Additions	949,000	1,723,100	595,600
Revisions of Previous Estimates	(4,176,800)	471,100	(438,500)
Purchases	(7,700)
Purchases		12,000	1,000
Production	(1,132,100)	(1,141,100)	(914,200)
Estimated Proved Reserves-End of Period	5,317,100	9,684,700	8,619,600
Proved Undeveloped Reserves	372,500	2,056,600	877,100
Proved Developed Reserves	4,944,600	7,628,100	7,742,500
Natural Gas Liquids
Reserve Quantities [Line Items]
Estimated Proved Reserves-Beginning of Period	73,252,500	46,130,700	31,679,900
Extensions, Discoveries and Additions	10,079,300	31,160,300	19,956,100
Revisions of Previous Estimates	(38,249,700)	(2,889,100)	(4,685,600)
Purchases	(1,389,600)
Purchases		933,000
Production	(3,345,900)	(2,082,400)	(819,700)
Estimated Proved Reserves-End of Period	40,346,600	73,252,500	46,130,700
Proved Undeveloped Reserves	2,404,700	44,037,500	29,808,200
Proved Developed Reserves	37,941,900	29,215,000	16,322,500
Natural Gas
Reserve Quantities [Line Items]
Estimated Proved Reserves-Beginning of Period | Mcf	839,185,100	521,282,800	371,716,400
Extensions, Discoveries and Additions | Mcf	76,816,900	326,464,200	189,150,900
Revisions of Previous Estimates | Mcf	(448,461,300)	9,971,000	(16,137,700)
Purchases | Mcf	(16,471,100)
Purchases | Mcf		18,478,300
Production | Mcf	(44,606,800)	(37,011,200)	(23,446,800)
Estimated Proved Reserves-End of Period | Mcf	406,462,800	839,185,100	521,282,800
Proved Undeveloped Reserves | Mcf	16,708,400	473,511,800	309,221,400
Proved Developed Reserves | Mcf	389,754,400	365,673,300	212,061,400